PRINCIPAL ACCOUNTING POLICIES - Share-Based Compensation(Details)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 ¥ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 ¥ / shares
Share based compensation
Weighted average fair value per stock option on grant date (in dollars or CNY per share) | (per share)	$ 15.62	¥ 101.63		¥ 66.87		¥ 68.90
Risk-free interest rate (as a percent)	1.61%	1.61%
Expected life (years)	4 years	4 years	4 years	4 years	4 years	4 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)	32.00%	32.00%
Weighted average fair value of the common share on date of option grant	$ 56.68		$ 34.27		$ 31.40
Minimum
Share based compensation
Risk-free interest rate (as a percent)			1.00%	1.00%	1.14%	1.14%
Volatility (as a percent)			33.00%	33.00%	38.00%	38.00%
Maximum
Share based compensation
Risk-free interest rate (as a percent)			1.70%	1.70%	1.49%	1.49%
Volatility (as a percent)			34.00%	34.00%	42.00%	42.00%